Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Direct Dial - (215) 564-8048

1933 Act Rule 497(e)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

April 2, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc. (the “Registrant”)

File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement to the prospectus dated February 28, 2015, as supplemented, relating to the Institutional Class shares of the International Core Equity Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 20, 2015 (Accession No. 0001193125-15-100086) pursuant to Rule 497(e) under the 1933 Act.

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

Philadelphia, PA ● Malvern, PA ● New York, NY ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership